Compensation and benefits	6 Months Ended
Jun. 30, 2015
Compensation and benefits
11 Compensation and benefits
in	2Q15	1Q15	2Q14	6M15	6M14
Compensation and benefits (CHF million)
Salaries and variable compensation	2,474	2,617	2,536	5,091	5,189
Social security	274	191	283	465	471
Other [1]	166	168	154	334	306
Compensation and benefits [2]	2,914	2,976	2,973	5,890	5,966
1 Includes pension and other post-retirement expense of CHF 82 million, CHF 90 million, CHF 85 million, CHF 172 million and CHF 169 million in 2Q15, 1Q15, 2Q14, 6M15 and 6M14, respectively.
2
Includes severance and other compensation expense relating to headcount reductions of CHF 48 million, CHF 49 million, CHF 63 million, CHF 97 million and CHF 87 million in 2Q15, 1Q15, 2Q14, 6M15 and 6M14, respectively.